STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

8. STOCK‑BASED COMPENSATION

Equity Incentive Plans

In May 2019, the Company's board of directors (the "Board") adopted its 2019 Equity Incentive Plan ("2019 Plan"), which was subsequently approved by its stockholders and became effective on May 13, 2019. As a result, no additional awards under the Company's 2016 Equity Incentive Plan, as amended (the "2016 Plan") will be granted and all outstanding stock awards granted under the 2016 Plan that are repurchased, forfeited, expired or are cancelled will become available for grant under the 2019 Plan in accordance with its terms. The 2016 Plan will continue to govern outstanding equity awards granted thereunder.

The 2019 Plan provides for the issuance of incentive stock options ("ISOs") to employees, and for the grant of nonstatutory stock options ("NSOs"), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, performance cash awards and other forms of stock awards to the Company's employees, officers and directors, as well as non- employees, consultants and affiliates to the Company. Under the terms of the 2019 Plan, stock options may not be granted at an exercise price less than fair market value of the Company's common stock on the date of the grant. The 2019 Plan will be administered by the Compensation Committee of the Company's Board.

Initially, subject to adjustments as provided in the 2019 Plan, the maximum number of the Company's common stock that may be issued under the 2019 Plan is 4,530,000 shares, which is the sum of (i) 1,618,841 new shares, plus (ii) the number of shares (not to exceed 2,911,159 shares) that remained available for the issuance of awards under the 2016 Plan, at the time the 2019 Plan became effective, and (iii) any shares subject to outstanding stock options or other stock awards granted under the 2016 Plan that are forfeited, expired, or reacquired. The 2019 Plan provides that the number of shares reserved and available for issuance under the 2019 Plan will automatically increase each January 1, beginning on January 1, 2020, by 5% of the outstanding number of shares of common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Board. Subject to certain changes in capitalization of the Company, the aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of ISOs shall be equal to 13,000,000 shares of common stock. Stock options awarded under the 2019 Plan expire 10 years after grant and typically vest over four years.

As of September 30, 2019, there were options to purchase 3,767,571 shares of common stock outstanding under the 2016 Plan and 2019 Plan and 680,441 shares of common stock were available for future issuance under the 2019 Plan.

Stock-Based Compensation Expense

Total stock-based compensation expense recorded for employees, directors and non-employees during the three and nine months ended September 30, 2019 and 2018 was as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Research and development	$495	$38	$2,087	$88
General and administrative	724	39	2,736	92
Total stock-based compensation expense	$1,219	$78	$4,823	$180

During the nine months ended September 30, 2019, the Company granted options to purchase 2,657,628 shares of common stock.  The Company recorded stock-based compensation expense for options granted during the three and nine months ended September 30, 2019 of $1.2 million and $4.8 million, respectively. As of September 30, 2019 and December 31, 2018, there were 3,767,571 and 1,202,979 options outstanding, respectively. The weighted‑average fair value of options granted during the nine months ended September 30, 2019 and 2018 was $4.71 and $1.03 per share, respectively. As of September 30, 2019, the total unrecognized stock‑based compensation balance for unvested options was $9.8 million expected to be recognized over a period of 1.8 years.

The following table summarizes the information about options outstanding at September 30, 2019 (in thousands, except share and per share data):

			Weighted-Average
		Weighted-	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term (in years)	Value
Outstanding at December 31, 2018	1,202,979	$1.35	9.14	$4,029
Options granted	2,657,628	7.34
Options exercised	(81,988)	2.77		—
Forfeited	(11,048)	4.70
Expired	—	—
Outstanding at September 30, 2019	3,767,571	$5.54	9.19	$20,860
Exercisable at September 30, 2019	1,364,658	$2.80	8.84	$11,174
Nonvested at September 30, 2019	2,402,913	$7.09	9.39	$9,686

In April 2019, the Company modified certain stock options, originally granted under the 2016 Plan. As a result of this modification, the Company accelerated the vesting for some of the stock options. There was no incremental stock-based compensation expense as a result of this modification as the fair-value-based measures of the modified awards immediately after the modification were less than the fair-value-based measures of the original awards immediately before the modification.

Stock Options Granted to Employees that Contain Service, Performance and Market Conditions

Included in the stock options granted during the nine months ended September 30, 2019 were 159,501 stock options that contain service-, performance- and market-based vesting conditions granted to the Company's interim Chief Financial Officer ("CFO") with a fair value at the grant date of $0.5 million, valued using the Monte-Carlo simulation model. The derived service period, calculated using the Monte-Carlo simulation model, ranged from one day to three years.  The assumptions used in the Monte-Carlo simulation model were as follows:

Nine Months Ended
September 30,
2019
Time to expiration (in years)	10.0
Volatility	68.54%
Risk-free interest rate	2.64%
Dividend yield	0.00%
Cost of equity	24.00%
Fair value of underlying common stock (as of valuation date)	$5.85

The compensation expense for these awards is recognized over the derived service period, or, if earlier, until the vesting condition is met.

The condition for the performance-based stock options was based on the Company's completion of its IPO and the condition for the market-based stock options was based on the future price of the Company's common stock trading at or above a specified threshold. During the nine months ended September 30, 2019, 79,778 of the stock options containing service-, and performance-based vesting conditions were vested following the satisfaction of service- and performance-based conditions.

In May 2019, the Company entered into a severance agreement, effective on May 31, 2019 ("Termination Date"), with the interim CFO. As part of this severance arrangement and as of the Termination Date, the Company accelerated the vesting of 79,723 unvested options, which were originally granted to the former CFO under the 2016 Plan. As a result of this modification, the Company recorded stock-based compensation expense of $0.6 million included in general and administrative expense for the three months and nine months ended September 30, 2019. The Company accounted for this modification as a Type III modification since, at the modification date, the expectation of the award vesting changed from improbable to probable.  As a result, the stock-based compensation expense recognized was based on the modification-date fair value.

As of September 30, 2019 there were no outstanding stock options containing service-, performance-, and market-based vesting conditions.

During the three and nine months ended September 30, 2019, the Company incurred $0.7 million and $0.8 million, respectively, in stock-based compensation expense relating to the vesting of stock options containing service-, performance- and market-based vesting conditions, which includes the stock-based compensation expense resulting from the modification of these options in May 2019 and were included in general and administrative expense as of September 30, 2019.

2019 Employee Stock Purchase Plan

In May 2019, the Company’s Board and its stockholders approved the 2019 Employee Stock Purchase Plan (the “2019 ESPP”), which became effective as of May 13, 2019. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the U.S. Internal Revenue Code of 1986, as amended. The number of shares of common stock initially reserved for issuance under the ESPP was 180,000 shares. The ESPP provides for an annual increase on the first day of each year beginning in 2020 and ending in 2029, in each case subject to the approval of the Board, equal to the lesser of (i) 1% of the shares of common stock outstanding on the last day of the calendar month before the date of the automatic increase and (ii) 360,000 shares; provided that prior to the date of any such increase, the Board may determine that such increase will be less than the amount set forth in clauses (i) and (ii). As of September 30, 2019, no shares of common stock had been issued under the ESPP. The first offering period has not yet been decided by the Board.

5. STOCK‑BASED COMPENSATION

In 2016, the Company adopted, and its stockholders approved, the 2016 Equity Incentive Plan, as amended (the “2016 Plan”), which provides for the granting of options at the discretion of the board of directors or any subcommittee of the Board to its employees, officers and independent contractors. Under the terms of the 2016 Plan, options may not be granted at an exercise price less than fair market value of the Company’s common stock on the date of the grant. As of December 31, 2017 and 2018, there were 1,345,469 shares and 2,966,241 shares, respectively, reserved by the Company to grant under the 2016 Plan and an aggregate of 1,083,041 shares and 1,708,179 shares, respectively remained available for future grants. Stock options awarded under the 2016 Plan expire 10 years after the grant and typically vest over three years.

Total stock‑based compensation expense recorded for employees, directors and non‑employees during the years ended December 31, 2017 and 2018 was as follows (in thousands):

	Year Ended
	December 31,
	2017	2018
Research and development	$—	$140
General and administrative	32	132
Total stock-based compensation expense	$32	$272

The weighted‑average fair value of options granted during the year ended December 31, 2017 and 2018 was $0.66 per share and $1.54 per share, respectively. As of December 31, 2017 and 2018, the total unrecognized stock‑based compensation balance for unvested options was $0.1 million and $1.3 million, respectively, which is expected to be recognized over 2.1 years as of each date. The total fair value of options vested during the year ended December 31, 2017 and 2018 was less than $1,000 and approximately $40,000, respectively.

The following table summarizes the information about options outstanding at December 31, 2018 (in thousands, except share and per share data):

			Weighted-Average
		Weighted-	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term (in years)	Value
Outstanding at December 31, 2017	262,427	$0.90	9.09	$27
Options granted	995,633	$1.44
Options exercised	(55,081)	$0.84		33
Outstanding at December 31, 2018	1,202,979	$1.35	9.14	$4,029
Exercisable at December 31, 2018	73,692	$0.88	8.01	$282
Nonvested at December 31, 2018	1,129,287	$1.38	9.22	$3,747

Valuation Assumptions

The fair value of each option award granted is estimated on the date of the grant using the Black‑Scholes option valuation model based on the weighted average assumptions noted in the table below for those options granted in the years ended December 31, 2017 and 2018.

	Year Ended
	December 31,	December 31,
	2017	2018
Expected term (in years)	6.0	5.9
Volatility	75.06%	71.78%
Risk-free interest rate	2.09%	2.71%
Dividend yield	0.00%	0.00%